Quarterly Holdings Report
for

Fidelity Freedom® Blend 2030 Fund

June 30, 2021

FBF-Y30-QTLY-0821
1.9892471.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,416,963	$104,330,700
Fidelity Series Commodity Strategy Fund (a)	7,095,962	39,524,508
Fidelity Series Large Cap Growth Index Fund (a)	3,781,903	66,523,665
Fidelity Series Large Cap Stock Fund (a)	3,719,403	73,644,188
Fidelity Series Large Cap Value Index Fund (a)	9,089,302	140,429,718
Fidelity Series Small Cap Opportunities Fund (a)	1,925,702	35,086,282
Fidelity Series Value Discovery Fund (a)	3,091,451	51,998,202
TOTAL DOMESTIC EQUITY FUNDS
(Cost $388,739,196)		511,537,263

International Equity Funds - 30.1%
Fidelity Series Canada Fund (a)	1,901,420	26,657,908
Fidelity Series Emerging Markets Fund (a)	1,358,954	16,579,241
Fidelity Series Emerging Markets Opportunities Fund (a)	5,546,453	148,977,722
Fidelity Series International Growth Fund (a)	3,180,160	62,203,924
Fidelity Series International Index Fund (a)	2,116,667	26,035,002
Fidelity Series International Small Cap Fund (a)	980,854	21,843,620
Fidelity Series International Value Fund (a)	5,547,369	61,964,110
Fidelity Series Overseas Fund (a)	4,555,290	62,088,599
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $326,456,300)		426,350,126

Bond Funds - 31.5%
Fidelity Series Corporate Bond Fund (a)	5,852,631	65,256,840
Fidelity Series Emerging Markets Debt Fund (a)	837,111	7,801,871
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	248,403	2,575,937
Fidelity Series Floating Rate High Income Fund (a)	169,200	1,565,097
Fidelity Series Government Bond Index Fund (a)	7,665,574	81,408,400
Fidelity Series High Income Fund (a)	937,129	8,987,065
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,313,701	80,304,432
Fidelity Series Investment Grade Bond Fund (a)	7,633,846	89,468,669
Fidelity Series Investment Grade Securitized Fund (a)	5,970,659	61,796,323
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,120,585	42,859,293
Fidelity Series Real Estate Income Fund (a)	466,394	5,419,498
TOTAL BOND FUNDS
(Cost $440,012,260)		447,443,425

Short-Term Funds - 2.3%
Fidelity Cash Central Fund 0.06% (b)	1,082	1,082
Fidelity Series Government Money Market Fund 0.08% (a)(c)	8,729,392	8,729,392
Fidelity Series Short-Term Credit Fund (a)	553,229	5,620,807
Fidelity Series Treasury Bill Index Fund (a)	1,844,536	18,445,365
TOTAL SHORT-TERM FUNDS
(Cost $32,793,618)		32,796,646
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,188,001,374)		1,418,127,460
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,352)
NET ASSETS - 100%		$1,418,108,108

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$196,608	$195,526	$--	$--	$1,082	0.0%
Total	$--	$196,608	$195,526	$--	$--	$1,082

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$92,596,178	$12,481,976	$11,084,699	$--	$459,187	$9,878,058	$104,330,700
Fidelity Series Canada Fund	21,216,497	3,792,616	439,627	--	5,864	2,082,558	26,657,908
Fidelity Series Commodity Strategy Fund	33,996,737	4,023,064	3,136,247	--	171,370	4,469,584	39,524,508
Fidelity Series Corporate Bond Fund	55,381,263	8,777,132	559,637	386,252	(343)	1,658,425	65,256,840
Fidelity Series Emerging Markets Debt Fund	6,696,956	1,009,100	86,533	79,694	(533)	182,881	7,801,871
Fidelity Series Emerging Markets Debt Local Currency Fund	2,238,647	291,311	31,399	--	(475)	77,853	2,575,937
Fidelity Series Emerging Markets Fund	15,614,686	1,870,840	1,591,335	--	(16,814)	701,864	16,579,241
Fidelity Series Emerging Markets Opportunities Fund	140,373,700	17,757,392	15,712,113	--	(153,242)	6,711,985	148,977,722
Fidelity Series Floating Rate High Income Fund	1,349,167	218,784	11,935	14,452	32	9,049	1,565,097
Fidelity Series Government Bond Index Fund	68,292,325	12,457,725	392,524	191,005	392	1,050,482	81,408,400
Fidelity Series Government Money Market Fund 0.08%	8,486,392	2,540,200	2,297,200	1,343	--	--	8,729,392
Fidelity Series High Income Fund	7,771,857	1,141,318	117,177	101,000	1,417	189,650	8,987,065
Fidelity Series Inflation-Protected Bond Index Fund	68,608,157	10,511,711	391,061	--	2,049	1,573,576	80,304,432
Fidelity Series International Growth Fund	52,177,340	9,006,313	3,722,381	--	102,300	4,640,352	62,203,924
Fidelity Series International Index Fund	21,783,604	3,759,416	633,281	--	8,859	1,116,404	26,035,002
Fidelity Series International Small Cap Fund	18,819,110	2,194,753	575,615	--	2,065	1,403,307	21,843,620
Fidelity Series International Value Fund	52,120,226	10,311,638	1,842,617	--	9,519	1,365,344	61,964,110
Fidelity Series Investment Grade Bond Fund	75,793,550	12,980,841	643,754	413,719	55	1,337,977	89,468,669
Fidelity Series Investment Grade Securitized Fund	53,105,731	9,072,303	642,793	28,281	(1,455)	262,537	61,796,323
Fidelity Series Large Cap Growth Index Fund	58,447,110	7,546,108	6,453,193	278,139	336,071	6,647,569	66,523,665
Fidelity Series Large Cap Stock Fund	63,830,907	8,998,082	3,860,352	--	75,628	4,599,923	73,644,188
Fidelity Series Large Cap Value Index Fund	121,928,363	16,950,968	4,742,197	--	44,863	6,247,721	140,429,718
Fidelity Series Long-Term Treasury Bond Index Fund	33,502,947	8,096,573	1,050,489	224,040	(201,945)	2,512,207	42,859,293
Fidelity Series Overseas Fund	52,265,601	9,315,542	3,710,398	--	90,978	4,126,876	62,088,599
Fidelity Series Real Estate Income Fund	4,655,742	572,832	60,015	7,413	690	250,249	5,419,498
Fidelity Series Short-Term Credit Fund	4,185,662	1,701,114	259,915	16,963	(143)	(5,911)	5,620,807
Fidelity Series Small Cap Opportunities Fund	30,829,968	4,768,800	1,379,408	--	27,927	838,995	35,086,282
Fidelity Series Treasury Bill Index Fund	13,484,702	5,691,304	730,641	2,738	(1,913)	1,913	18,445,365
Fidelity Series Value Discovery Fund	45,052,585	7,309,557	2,890,829	--	81,287	2,445,602	51,998,202
	$1,224,605,710	$195,149,313	$69,049,365	$1,745,039	$1,043,690	$66,377,030	$1,418,126,378

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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